Repurchase Agreements - Narrative (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Repurchase Agreements [Abstract]
Repurchase agreements	$ 318,557,054	$ 103,941,174
Fair Value of securities pledged, including accrued interest receivable	336,998,000	109,863,000
Cash Held on Deposit with Repurchase Agreement Counterparties	0	449,000
Weighted Average Borrowing Rate	0.39%	0.49%
Maximum Amount at Risk	$ 18,300,000